Stock compensation expense - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense		$ 20.1	$ 2.5	$ 0.9
Intrinsic value of options exercised in period		35.2	2.0	0.5
Total fair value of options vested		$ 7.4	$ 1.5	$ 0.3
Weighted-average grant date fair value of stock options (in dollars per share)		$ 5.99	$ 8.42	$ 1.14
Stock-based compensation expense yet to be recognized related to stock options		$ 27.2
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Number of shares available for future issuance (in shares)		4,364,468
Weighted-average recognition period of unrecognized stock-based compensation expense		2 years 10 months 9 days
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 months
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		60 months
RSAs and PSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		18,066,482
Weighted-average recognition period of unrecognized stock-based compensation expense		3 years 7 months 13 days
Fair value of award vested		$ 5.2	$ 0.4	$ 0.1
Stock-based compensation expense yet to be recognized related to award		$ 105.4
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	10,100,000
Restricted Stock | Anniversary One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentages	25.00%
Restricted Stock | Anniversary Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentages	25.00%
Restricted Stock | Anniversary Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentages	25.00%
Restricted Stock | Anniversary Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentages	25.00%
Performance Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	3,600,000